Quarterly Summary Of Earnings	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Summary Of Earnings
Quarterly Summary of Earnings
 (Unaudited)
(Dollar amounts in millions, except per share data)

Year ended December 31	First [3]	Second [1,4]	Third	Fourth [2,5]	Total
2016
Net sales	$938.4	$958.9	$948.9	$903.7	$3,749.9
Gross profit	233.6	234.0	227.4	204.2	899.2
Earnings from continuing operations before income taxes	118.7	137.2	121.2	110.0	487.1
Earnings from continuing operations	$91.0	$99.5	$93.6	$83.0	$367.1
Earnings (loss) from discontinued operations, net of tax	.1	20.3	—	(1.3)	19.1
Net earnings	91.1	119.8	93.6	81.7	386.2
(Earnings) attributable to noncontrolling interest, net of tax	(1.6)	1.4	(.1)	(.1)	(.4)
Net earnings attributable to Leggett & Platt, Inc. common shareholders	$89.5	$121.2	$93.5	$81.6	$385.8
Earnings per share from continuing operations attributable to Leggett & Platt, Inc. common shareholders
Basic	$.64	$.73	$.68	$.61	$2.66
Diluted	$.63	$.72	$.67	$.60	$2.62
Earnings (loss) per share from discontinued operations attributable to Leggett & Platt, Inc. common shareholders
Basic	$—	$.15	$—	$(.01)	$.14
Diluted	$—	$.15	$—	$(.01)	$.14
Net earnings per share attributable to Leggett & Platt, Inc. common shareholders
Basic	$.64	$.88	$.68	$.60	$2.80
Diluted	$.63	$.87	$.67	$.59	$2.76
2015
Net sales	$966.2	$997.3	$1,009.1	$944.6	$3,917.2
Gross profit	217.8	230.7	241.1	233.6	923.2
Earnings from continuing operations before income taxes	102.0	109.0	132.3	106.5	449.8
Earnings from continuing operations	$73.3	$76.7	$96.2	$81.8	$328.0
Earnings (loss) from discontinued operations, net of tax	(.5)	1.8	(.1)	—	1.2
Net earnings (loss)	72.8	78.5	96.1	81.8	329.2
(Earnings) attributable to noncontrolling interest, net of tax	(1.1)	(.8)	(.9)	(1.3)	(4.1)
Net earnings (loss) attributable to Leggett & Platt, Inc. common shareholders	$71.7	$77.7	$95.2	$80.5	$325.1
Earnings per share from continuing operations attributable to Leggett & Platt, Inc. common shareholders
Basic	$.51	$.54	$.68	$.57	$2.30
Diluted	$.50	$.53	$.67	$.57	$2.27
Earnings (loss) per share from discontinued operations attributable to Leggett & Platt, Inc. common shareholders
Basic	$—	$.01	$—	$—	$.01
Diluted	$—	$.01	$—	$—	$.01
Net earnings per share attributable to Leggett & Platt, Inc. common shareholders
Basic	$.51	$.55	$.68	$.57	$2.31
Diluted	$.50	$.54	$.67	$.57	$2.28

All below amounts are shown pretax.

1.
Second quarter 2016 Earnings from continuing operations include a gain of $7 associated with litigation accruals (Note S); $11 gain associated with the sale of a business; and a $4 charge from CVP impairment (Note C)

2.	Fourth quarter 2016 Earnings from continuing operations include $16 associated with the gain on sale of a business

3.	First quarter 2015 Earnings from continuing operations include impairment charges of $6 from our steel tubing operation. (Note C)

4.	Second quarter 2015 Earnings from continuing operations include charges of $2 associated with litigation accruals. Discontinued operations includes $1 in litigation accruals (Note S)

5.	Fourth quarter 2015 Earnings from continuing operations include a $12 charge associated with a lump sum pension buyout and $4 in charges associated with litigation accruals (Note L and Note S)